INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Fair value, beginning of year	$84,309	$56,870
Additions	11,638	3,069
Acquisitions through business combinations	3,669	33,024
Increase attributable to adoption of accounting standards[1]	928	—
Dispositions[2]	(6,029)	(8,555)
Fair value changes	1,710	1,610
Foreign currency translation and other	461	(1,709)
Fair value, end of year[3]	$96,686	$84,309

1.	The company’s adoption of IFRS 16 resulted in the recognition of ROU investment properties that were previously off-balance sheet items. Refer to Note 2 for additional information.

2.	Includes amounts reclassified to held for sale.

3.
As at December 31, 2019, the ending balance includes $88.5 billion of investment properties leased to third parties. Also included in the ending balance is approximately $2.6 billion of ROU investment property balances.

Investment properties include the company’s office, retail, multifamily, logistics and other properties as well as highest and best-use land within the company’s sustainable resources operations. Additions of $11.6 billion primarily relates to the purchases of investment properties and enhancement of existing assets during the year.
Dispositions of $6.0 billion for the year ended December 31, 2019 included the sale of multiple investment properties held within Forest City, several Australian and New York office properties and various multifamily assets.
Investment properties generated $5.8 billion (2018 – $5.4 billion) in rental income and incurred $2.4 billion (2018 – $2.1 billion) in direct operating expenses. Most of our investment properties are pledged as collateral for the non-recourse borrowings at their respective properties.
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2019	2018
Core office
United States	$15,748	$15,237
Canada	4,806	4,245
Australia	2,300	2,391
Europe	2,867	1,331
Brazil	361	329
Core retail	21,561	17,607
LP investments and other
LP investments office	8,756	8,438
LP investments retail	2,812	3,414
Logistics	94	183
Multifamily	2,937	4,151
Triple net lease	4,508	5,067
Self-storage	1,007	931
Student housing	2,605	2,417
Manufactured housing	2,446	2,369
Mixed-Use	2,703	12,086
Directly-held real estate properties	19,814	2,750
Other investment properties	1,361	1,363
	$96,686	$84,309

Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The company’s investment properties are diversified by asset type, asset class, geography and markets. Therefore, there may be mitigating factors in addition to those noted above such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2019			2018
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.6%	12	6.9%	5.6%	12
Canada	5.9%	5.2%	10	6.0%	5.4%	10
Australia	6.8%	5.9%	10	7.0%	6.2%	10
Europe	4.6%	4.1%	11	n/a	n/a	n/a
Brazil	7.9%	7.4%	10	9.6%	7.7%	6
Core retail	6.7%	5.4%	10	7.1%	6.0%	12
LP investments and other
LP investments office	10.0%	7.3%	7	10.2%	7.0%	6
LP investments retail	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	7.6%	5.4%	10	7.8%	5.4%	10
Logistics[1]	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily[1]	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a	5.7%	n/a	n/a
Student housing[1]	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a	5.4%	n/a	n/a
Directly-held real estate properties[2]	5.2% – 9.2%	6.1%	19	7.4%	6.8%	10
Other investment properties[1]	8.9%	n/a	n/a	9.3%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

2.
We use either the discounted cash flow or the direct capitalization method when valuing our directly-held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.